Significant Accounting Policies - Reconciliation of Net Loss per Common Share (Details) - USD ($)	3 Months Ended				6 Months Ended		8 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Net (loss) income	$ (1,411,072)	$ (1,446,111)	$ 1,494,631	$ 5,880,541	$ (2,857,183)	$ 7,375,172	$ 9,460,263	$ 14,334,250
Common Stock [Member]
Net (loss) income	(1,411,072)		1,494,631		(2,857,183)	7,375,172	9,460,263	14,334,250
Accretion of temporary equity to redemption value	8,522,150		(368,774)		7,233,917	(386,945)	(33,092,121)	(3,984,431)
Net income including accretion of temporary equity to redemption value	$ 7,111,078		$ 1,125,857		$ 4,376,734	$ 6,988,227	$ (23,631,858)	$ 10,349,819
Class A common stock [Member]
Weighted-average shares outstanding, basic	2,896,555		27,600,000		5,489,734	27,600,000	7,546,875	27,600,000
Weighted average shares outstanding, diluted	2,896,555		27,600,000		5,489,734	27,600,000	7,546,875	27,600,000
Basic net income (loss) per share	$ (2.21)		$ 0.05		$ (0.97)	$ 0.22	$ 1.96	$ 0.44
Diluted net income per share	$ (2.21)		$ 0.05		$ (0.97)	$ 0.22	$ 1.96	$ 0.44
Class A common stock [Member] | Common Stock [Member]
Accretion of temporary equity to redemption value	$ (8,522,150)		$ 368,774		$ (7,233,917)	$ 386,945	$ 33,092,121	$ 3,984,431
Net income including accretion of temporary equity to redemption value	2,133,323		900,686		1,925,763	5,590,582	(18,310,230)	8,279,855
Allocation of net (loss) income	$ (6,388,827)		$ 1,269,460		$ (5,308,154)	$ 5,977,527	$ 14,781,891	$ 12,264,286
Weighted-average shares outstanding, basic	2,896,555		27,600,000		5,489,734	27,600,000	7,546,875	27,600,000
Weighted average shares outstanding, diluted	2,896,555		27,600,000		5,489,734	27,600,000	7,546,875	27,600,000
Basic net income (loss) per share	$ (2.21)		$ 0.05		$ (0.97)	$ 0.22	$ 1.96	$ 0.44
Diluted net income per share	$ (2.21)		$ 0.05		$ (0.97)	$ 0.22	$ 1.96	$ 0.44
Class B Common Stock [Member]
Weighted-average shares outstanding, basic	6,900,000		6,900,000		6,900,000	6,900,000	6,684,375	6,900,000
Weighted average shares outstanding, diluted	6,900,000		6,900,000		6,900,000	6,900,000	6,684,375	6,900,000
Basic net income (loss) per share	$ 0.72		$ 0.03		$ 0.36	$ 0.2	$ (0.8)	$ 0.3
Diluted net income per share	$ 0.72		$ 0.03		$ 0.36	$ 0.2	$ (0.8)	$ 0.3
Class B Common Stock [Member] | Common Stock [Member]
Accretion of temporary equity to redemption value	$ 0		$ 0		$ 0	$ 0	$ 0	$ 0
Net income including accretion of temporary equity to redemption value	4,977,755		225,171		2,450,971	1,397,645	(5,321,628)	2,069,964
Allocation of net (loss) income	$ 4,977,755		$ 225,171		$ 2,450,971	$ 1,397,645	$ (5,321,628)	$ 2,069,964
Weighted-average shares outstanding, basic	6,900,000		6,900,000		6,900,000	6,900,000	6,685,214	6,900,000
Weighted average shares outstanding, diluted	6,900,000		6,900,000		6,900,000	6,900,000	6,685,214	6,900,000
Basic net income (loss) per share	$ 0.72		$ 0.03		$ 0.36	$ 0.2	$ (0.8)	$ 0.3
Diluted net income per share	$ 0.72		$ 0.03		$ 0.36	$ 0.2	$ (0.8)	$ 0.3